Fees Summary	Jun. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,100,000
Previously Paid Amount
Total Fee Amount	4,455.21
Total Offset Amount
Net Fee	$ 4,455.21